UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Chief Financial Officer
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             11/14/08
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  22
Form 13F Information Table Value Total:  $4,607,570
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners II, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                           ------------------------
                      TITLE
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
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ADVENT
SOFTWARE, INC.        COM     007974108    254,058    7,211,400  SH                DEFINED        1        7,211,400
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ADVENT
SOFTWARE, INC.        COM     007974108     22,713      644,700  SH                DEFINED        2          644,700
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CABOT CORP.           COM     127055101    307,077    9,662,600  SH                DEFINED        1        9,662,600
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CABOT CORP.           COM     127055101     13,208      415,600  SH                DEFINED        2          415,600
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CALPINE CORPORATION   COM     131347304    818,375   62,951,908  SH                DEFINED        1       62,951,908
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CALPINE CORPORATION   COM     131347304     41,662    3,204,753  SH                DEFINED        2        3,204,753
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CROWN CASTLE
INTERNATIONAL         COM     228227104  1,020,835   35,237,663  SH                DEFINED        1       35,237,663
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CROWN CASTLE
INTERNATIONAL         COM     228227104     39,402    1,360,100  SH                DEFINED        2        1,360,100
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ENTERGY CORPORATION   COM     29364G103     21,576      242,400  SH                DEFINED        1          242,400
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ENTERGY CORPORATION   COM     29364G103        668        7,500  SH                DEFINED        2            7,500
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LAMAR ADVERTISING
CO.                   CL A    512815101    553,023   17,902,984  SH                DEFINED        1       17,902,984
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LAMAR ADVERTISING
CO.                   CL A    512815101     22,727      735,730  SH                DEFINED        2          735,730
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LIBERTY GLOBAL INC.   CL A    530555101    284,242    9,380,922  SH                DEFINED        1        9,380,922
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LIBERTY GLOBAL INC.   CL A    530555101     12,341      407,279  SH                DEFINED        2          407,279
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LIBERTY GLOBAL INC.   CL C    530555309    418,497   14,898,429  SH                DEFINED        1       14,898,429
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LIBERTY GLOBAL INC.   CL C    530555309     16,481      586,708  SH                DEFINED        2          586,708
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MARTIN MARIETTA
MATERIALS, INC.       COM     573284106    488,248    4,360,135  SH                DEFINED        1        4,360,135
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MARTIN MARIETTA
MATERIALS, INC.       COM     573284106     18,813      168,000  SH                DEFINED        2          168,000
------------------------------------------------------------------------------------------------------------------------------------
VOYAGER LEARNING
COMPANY               COM     92908U103     10,960    2,740,000  SH                DEFINED        1        2,740,000
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VOYAGER LEARNING
COMPANY               COM     92908U103      1,330      332,500  SH                DEFINED        2          332,500
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VULCAN MATERIALS
COMPANY               COM     929160109    235,570    3,162,013  SH                DEFINED        1        3,162,013
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VULCAN MATERIALS
COMPANY               COM     929160109      5,766       77,400  SH                DEFINED        2           77,400
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